UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22223

Arden Sage Multi-Strategy Master Fund, L.L.C.

(Exact name of registrant as specified in charter)

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, NY 10152

(Address of principal executive offices) (Zip code)

SEI Investments Global Fund Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-751-5252

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments

ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

Quarterly Report (unaudited)

December 31, 2012

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited)

December 31, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (Long/Short) - Variable Exposure:
Cobalt Partners L.P.	$5,816,603	$6,290,061	3.33%	Semi-Annually
Highline Capital Partners QP, L.P.	6,163,388	6,704,294	3.55%	Quarterly
JHL Capital Group Fund Ltd.	5,421,005	5,942,671	3.14%	Quarterly
Lakewood Capital Partners, L.P.	8,907,744	10,643,021	5.63%	Quarterly
Newbrook Capital Partners L.P.	9,300,000	9,632,228	5.10%	Quarterly
Pennant Windward Offshore Fund, Ltd.	10,320,320	12,126,164	6.42%	Quarterly
PFM Diversified Fund, L.P.	5,078,455	5,412,591	2.86%	Quarterly
PFM Meritage Fund, L.P.	3,353,847	3,373,577	1.78%	Quarterly

Total Equity (Long/Short) - Variable Exposure	54,361,362	60,124,607	31.81%

Multi - Event Driven:
Elliott International, Ltd.	7,149,809	8,626,034	4.56%	Quarterly
Empyrean Capital Overseas Fund, Ltd.	6,420,424	6,542,479	3.46%	Quarterly
Eton Park Fund, L.P.	761,333	1,016,716	0.54%	Annually
Eton Park Overseas Ltd.	1,529,868	1,566,331	0.83%	Annually
Fir Tree Value Fund II, L.P.	6,894,943	8,675,166	4.59%	Quarterly
Greywolf Capital Overseas Fund	31,458	19,796	0.01%	‡
Greywolf Capital Partners II, L.P.(1)	58,899	31,661	0.02%	‡
Magnetar Capital, Ltd.	589,849	744,793	0.39%	†
Magnetar Capital Fund, L.P.(1)	229,106	210,224	0.11%	‡
Magnetar SPV LLC	211,047	197,642	0.11%	†
Perry Partners International	133,396	151,866	0.08%	‡
Taconic Opportunities Fund, L.P.(1)	35,655	51,424	0.03%	‡
Wexford Offshore Spectrum Fund	37,735	25,771	0.01%	‡
Wexford Spectrum Fund I, L.P.(1)	121,147	91,177	0.05%	†

Total Multi - Event Driven	24,204,669	27,951,080	14.79%

Equity - Event:
Altima Global Special Situations Fund, Ltd.	1,608,465	1,516,356	0.80%	‡
BHR Master Fund, Ltd.	6,732,742	8,216,716	4.35%	Quarterly
Broad Peak Fund, Ltd.	40,297	6,415	0.00%	†
Luxor Capital Partners, L.P.	6,068,186	6,282,479	3.32%	Quarterly
Montrica Global Opportunities Fund, L.P.(1)	407,832	325,958	0.17%	†
Octavian Global Fund, L.P.	364,198	289,876	0.15%	‡
Octavian Global Fund, Ltd.	246,713	253,186	0.14%	‡
Owl Creek Overseas Fund, Ltd.	425,892	462,048	0.25%	Quarterly

Total Equity - Event	15,894,325	17,353,034	9.18%

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Equity (Market Neutral) - Fundamental/Trading:
Citadel Global Equities Fund, Ltd.	$8,500,000	$10,051,179	5.32%	Monthly
Level Global L.P.	87,458	90,917	0.05%	‡
Millennium International, Ltd.	6,375,000	6,958,613	3.68%	Quarterly

Total Equity (Market Neutral) Fundamental/Trading	14,962,458	17,100,709	9.05%

Equity (Long/Short) - Sector/Region:
Artha Emerging Markets Fund, L.P.	652,778	658,996	0.35%	Quarterly
Criterion Horizons Fund, L.P.	8,303,630	8,765,815	4.64%	Monthly
Kylin Fund, L.P.	7,029,705	6,852,272	3.62%	Quarterly

Total Equity (Long/Short) - Sector/Region	15,986,113	16,277,083	8.61%

Credit - Event:
Anchorage Capital Partners, L.P.	35,832	28,349	0.02%	‡
Dune Capital, L.P.(1)	215,409	139,189	0.07%	†
Dune Capital International, Ltd.	76,752	63,752	0.03%	‡
Fortress Value Recovery Fund I, Ltd.	29,792	25,626	0.01%	†
Redwood Domestic Fund, L.P.(1)	183,155	240,804	0.13%	Biennially
Redwood Offshore Fund, Ltd.	8,460,617	11,718,183	6.20%	Biennially
Silver Point Capital Fund, L.P.(1)	284,831	466,404	0.25%	‡

Total Credit - Event	9,286,388	12,682,307	6.71%

Stressed / Distressed Credit:
Cerberus International, Ltd.	1,954,951	2,299,529	1.22%	†
Cerberus SPV, LLC	3,027,340	3,107,029	1.64%	†
Credit Distressed Blue Line Fund, L.P.	386,672	378,545	0.20%	†
Credit Distressed Blue Line Offshore Fund, Ltd.	763,970	475,500	0.25%	‡
York Credit Opportunities Fund, L.P.	4,848,408	6,374,612	3.37%	Semi-Annually

Total Stressed / Distressed Credit	10,981,341	12,635,215	6.68%

Convertible Arbitrage:
Linden Investors, L.P.	3,195,425	3,199,220	1.69%	Quarterly

Credit - Relative Value:
Claren Road Credit Fund, Ltd.	2,518,688	2,561,424	1.36%	Quarterly

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2012

Portfolio Fund	Cost	Value	%* of Members’ Capital	Liquidity**

Fixed Income Relative Value:
Brevan Howard Multi-Strategy Fund, L.P.(1)	$1,186,795	$1,250,474	0.66%	Monthly
The Drake Absolute Return Fund, L.P.	178,319	185,881	0.10%	†

Total Fixed Income Relative Value	1,365,114	1,436,355	0.76%

Multi - Relative Value:
Bennelong Asia Pacific Multi-Strategy Equity Fund, Ltd.(1)	548,908	379,807	0.20%	‡

Total Portfolio Funds	153,304,791	171,700,841	90.84%

Cash Equivalent:
SEI Daily Income Trust Treasury Fund, Cl A, 0.01%	4,777,778	4,777,778	2.53%	Daily

Total Cash Equivalent	4,777,778	4,777,778	2.53%

Total Investments(2)	$158,082,569	$176,478,619	93.37%

*	Percentages are based on Members’ Capital at the end of the period of $189,017,065.
**	Liquidity terms shown apply after initial lock-up provisions.
†	Portfolio Fund is in the process of an orderly wind-down with the return of capital to investors. Final distribution dates cannot be estimated.
‡	The Master Fund’s remaining investment in the Portfolio Fund is a side pocket, which is in the process of liquidating. Final distribution dates cannot be estimated.
(1)	Portfolio Fund is held by Arden Sage Multi-Strategy 1099 Blocker Fund, LLC, which is 100% owned by the Master Fund.
(2)

The Master Fund has established a line of credit agreement with Societe Generale that is collateralized by a security interest in the Master Fund’s custody account. For more information regarding the line of credit, please refer to the Master Fund’s most recent semi-annual financial statements.

At December 31, 2012, the aggregate cost of investments for tax purposes was $153,304,791. Net unrealized appreciation on investments for tax purposes was $18,396,050 consisting of $19,535,358 of gross unrealized appreciation and ($1,139,308) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 90.84% of Members’ Capital have been fair valued.

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (continued)

December 31, 2012

The following table summarizes the valuation of the Master Fund’s investments fair value hierarchy levels as of December 31, 2012:

Investments by investment strategy:	Level 1	Level 2	Level 3	Total
Equity (Long/Short) - Variable Exposure	$-	$47,891,875	$12,232,732	$60,124,607
Multi - Event Driven	-	17,301,200	10,649,880	27,951,080
Equity - Event	-	14,961,243	2,391,791	17,353,034
Equity (Market Neutral) - Fundamental/Trading	-	6,958,613	10,142,096	17,100,709
Equity (Long/Short) - Sector/Region	-	15,618,087	658,996	16,277,083
Credit - Event	-	-	12,682,307	12,682,307
Stressed / Distressed Credit	-	-	12,635,215	12,635,215
Convertible Arbitrage	-	3,199,220	-	3,199,220
Credit - Relative Value	-	2,561,424	-	2,561,424
Fixed Income Relative Value	-	1,250,474	185,881	1,436,355
Multi - Relative Value	-	-	379,807	379,807

Total investments by investment strategy	$-	$109,742,136	$61,958,705	$171,700,841

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments by investment strategy:	Balance as of 3/31/12	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers out of strategy	Transfers into strategy	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/12
Equity (Long/Short) - Variable Exposure	$5,751,131	$402,574	$(333,215)	$-	$(5,800,000)	$-	$-	$12,212,242	$-	$12,232,732
Multi - Event Driven	25,957,165	26,082	404,729	55,979	(1,995,427)	-	-	-	(13,798,648)	10,649,880
Equity - Event	24,767,703	(26,287)	(11,581)	-	(198,298)	-	-	-	(22,139,746)	2,391,791
Equity (Market Neutral) - Fundamental/Trading	17,925,226	-	1,177,953	-	-	-	-	-	(8,961,083)	10,142,096
Equity (Long/Short) - Sector/Region	9,870,439	(42,804)	123,303	-	(4,821,873)	-	-	5,400,370	(9,870,439)	658,996
Credit - Event	11,919,678	168,779	1,086,521	-	(492,671)	-	-	-	-	12,682,307
Stressed / Distressed Credit	7,300,874	123,144	712,970	-	(1,788,296)	-	-	6,286,523	-	12,635,215
Convertible Arbitrage	8,837,728	-	-	-	-	-	-	-	(8,837,728)	-
Credit - Relative Value	-	43,186	(5,715)	-	(89,003)	-	51,532	-	-	-
Fixed Income Relative Value	10,180,399	3,512	13,417	-	(111,908)	-	-	-	(9,899,539)	185,881
Multi - Relative Value	661,083	-	(281,276)	-	-	-	-	-	-	379,807
Discretionary Global	4,047,760	-	-	-	-	-	-	-	(4,047,760)	-
Tactical / Other	51,532	-	-	-	-	(51,532)	-	-	-	-

Total	$127,270,718	$698,186	$ 2,887,106	$55,979	$ (15,297,476)	$ (51,532)	$51,532	$23,899,135	$ (77,554,943)	$61,958,705

Arden Sage Multi-Strategy Master Fund, L.L.C.

Consolidated Schedule of Investments (unaudited) (concluded)

December 31, 2012

Investments by investment strategy:	The amount of gains/(losses) included in gain/(loss) attributable to the change in unrealized gains/(losses) relating to assets still held at 12/31/12

Equity (Long/Short) - Variable Exposure	$(333,215)
Multi - Event Driven	404,729
Equity - Event	(11,581)
Equity (Market Neutral) - Fundamental/Trading	1,177,953
Equity (Long/Short) - Sector/Region	123,303
Credit - Event	1,086,521
Stressed / Distressed Credit	712,970
Fixed Income Relative Value	13,417
Multi - Relative Value	(281,276)

Total	$2,892,821

The Master Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. The net Level 3 transfers in/(out) noted above are due to a change in liquidity of the underlying Portfolio Funds between the measurement dates. The Master Fund did not have any transfers between Level 1 and Level 2 during the period ended December 31, 2012.

In accordance with a 2009 amendment to the Topic 820 of the Financial Accounting Standards Board codification, if a reporting entity has the ability to redeem its investment in a Portfolio Fund at the measurement date or within the near-term then the investment is deemed to be a Level 2 investment.

For information regarding the Master Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund’s most recent semi-annual financial statements.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Arden Sage Multi-Strategy Master Fund, L.L.C.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig Krawiec
Craig Krawiec
Chief Executive Officer

Date: February 28, 2013

By (Signature and Title)*	/s/Andrew Katz
Andrew Katz
Chief Financial Officer

Date: February 28, 2013

*	Print the name and title of each signing officer under his or her signature.